Restricted Cash	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Restricted Cash

3. Restricted Cash

  Restricted cash as of December 31, 2023, and 2022 consisted of the following:

	December 31, 2023	December 31, 2022
Retention accounts	$21,443	$23,903
Restricted bank deposits/Drydock reserves	2,420	4,460
Cash collateral(*)	32,940	–
Total Current Restricted Cash	$56,803	$28,363

Cash collateral(*)	$80,980	$118,471
Guarantee deposits	21	20
Restricted bank deposits/Drydock reserves	3,769	2,446
Cash in custody	500	500
Total Non - Current Restricted Cash	85,270	121,437
Total Current and Non - Current Restricted Cash	$142,073	$149,800

(*)	Cash received in advance from charterers.